VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—27.7%
Aerospace & Defense—0.5%
AeroVironment, Inc. 0.000%, 7/15/30	$6,430	$6,292
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	7,260	12,763
Joby Aviation, Inc. 0.750%, 2/15/32	1,775	1,521
		20,576

Auto Manufacturers—0.4%
Rivian Automotive, Inc. 4.625%, 3/15/29	15,120	16,178
Biotechnology—1.4%
Bridgebio Pharma, Inc.
2.250%, 2/1/29	10,015	11,198
144A 0.750%, 2/1/33(1)	1,615	1,600
Halozyme Therapeutics, Inc. 144A 0.000%, 2/15/31(1)	27,030	26,341
Ionis Pharmaceuticals, Inc.
1.750%, 6/15/28	5,405	8,141
144A 0.000%, 12/1/30(1)	8,190	8,533
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	6,005	7,263
		63,076

Commercial Services—1.0%
Affirm Holdings, Inc. 0.750%, 12/15/29	10,280	9,620
Block, Inc. 0.250%, 11/1/27	18,790	17,559
Global Payments, Inc. 1.500%, 3/1/31	9,700	8,546
Shift4 Payments, Inc. 0.500%, 8/1/27	8,690	8,147
		43,872

Computers—3.8%
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	22,485	86,557
Parsons Corp. 2.625%, 3/1/29	6,795	6,686
Seagate HDD Cayman 3.500%, 6/1/28	3,180	15,096
Western Digital Corp. 3.000%, 11/15/28	7,625	54,581
Zscaler, Inc. 144A 0.000%, 7/15/28(1)	7,990	7,258
		170,178

Electric Utilities—2.3%
FirstEnergy Corp. 144A 3.625%, 1/15/29(1)	14,690	16,644
	Par Value	Value

Electric Utilities—continued
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	$25,820	$35,825
Ormat Technologies, Inc. Series A 144A 1.500%, 3/15/31(1)	12,765	13,240
Southern Co. (The) 144A 3.250%, 6/15/28(1)	18,060	18,374
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	19,775	20,517
		104,600

Electronics—0.7%
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	10,750	11,658
OSI Systems, Inc. 144A 0.500%, 2/1/31(1)	19,305	19,701
		31,359

Energy-Alternate Sources—0.1%
Array Technologies, Inc. 144A 2.875%, 7/1/31(1)	4,305	5,346
Engineering & Construction—0.3%
Granite Construction, Inc. 3.250%, 6/15/30	9,285	15,274
Entertainment—1.3%
DraftKings Holdings, Inc. 0.000%, 3/15/28	10,755	9,680
IMAX Corp. 144A 0.750%, 11/15/30(1)	11,815	13,162
Live Nation Entertainment, Inc. 2.875%, 1/15/30	32,315	34,819
		57,661

Equity Real Estate Investment Trusts (REITs)—1.2%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	16,415	17,378
Welltower OP LLC 144A 3.125%, 7/15/29(1)	24,170	38,256
		55,634

Financial Services—1.4%
Coinbase Global, Inc.
0.500%, 6/1/26	16,230	16,097
144A 0.000%, 10/1/29(1)(2)	18,260	15,987
Dave, Inc. 144A 0.000%, 4/1/31(1)	7,225	6,835
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	11,630	8,306
	Par Value	Value

Financial Services—continued
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	$6,605	$6,764
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	6,855	7,451
		61,440

Healthcare-Products—1.2%
Alphatec Holdings, Inc. 0.750%, 3/15/30	6,540	6,695
Envista Holdings Corp. 1.750%, 8/15/28	12,970	12,865
Guardant Health, Inc.
1.250%, 2/15/31	820	1,376
144A 0.000%, 5/15/33(1)	10,265	10,900
Tandem Diabetes Care, Inc. 1.500%, 3/15/29	13,465	13,682
TransMedics Group, Inc. 1.500%, 6/1/28	6,325	8,176
		53,694

Healthcare-Services—0.2%
Alignment Healthcare, Inc. 4.250%, 11/15/29	6,420	9,024
Industrial REITs—0.3%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	11,750	11,685
Internet—0.6%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	5,385	7,469
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	7,890	7,188
Uber Technologies, Inc. 0.875%, 12/1/28	6,995	8,411
Wayfair, Inc. 3.250%, 9/15/27	3,745	5,051
		28,119

Investment Companies—0.9%
Cipher Digital, Inc. 144A 0.000%, 10/1/31(1)	7,585	8,455
IREN Ltd. 144A 0.000%, 7/1/31(1)	11,845	8,627
Riot Platforms, Inc. 0.750%, 1/15/30	7,995	9,174
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	15,655	16,170
		42,426

Leisure Time—0.3%
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	14,750	13,721
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Machinery-Construction & Mining—0.6%
Bloom Energy Corp. 144A 0.000%, 11/15/30(1)	$16,900	$17,995
BWX Technologies, Inc. 144A 0.000%, 11/1/30(1)	10,620	11,002
		28,997

Mining—0.4%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	6,800	7,201
MP Materials Corp. 144A 3.000%, 3/1/30(1)	4,090	9,734
		16,935

Miscellaneous Manufacturing—0.3%
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	13,855	13,425
Office REITs—0.2%
Boston Properties LP 144A 2.000%, 10/1/30(1)	7,970	7,233
Oil, Gas & Consumable Fuels—1.1%
Crescent Energy Co. 144A 2.750%, 3/15/31(1)	12,020	13,799
Liberty Energy, Inc. 144A 0.000%, 3/1/31(1)	7,040	7,702
Northern Oil & Gas, Inc. 3.625%, 4/15/29	13,685	15,007
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	11,650	14,548
		51,056

Pharmaceuticals—0.6%
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(1)	6,995	7,118
Jazz Investments I Ltd. 3.125%, 9/15/30	15,330	21,707
		28,825

Real Estate—0.2%
Compass, Inc. 144A 0.250%, 4/15/31(1)	9,160	7,667
Retail—0.3%
Burlington Stores, Inc. 1.250%, 12/15/27	4,355	7,186
Freshpet, Inc. 3.000%, 4/1/28	5,580	6,408
		13,594

Semiconductors—2.0%
Cohu, Inc. 144A 1.500%, 1/15/31(1)	8,350	11,214
	Par Value	Value

Semiconductors—continued
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29	$11,210	$16,327
Microchip Technology, Inc. 0.750%, 6/1/30	11,625	11,488
MKS, Inc. 1.250%, 6/1/30	10,175	16,809
Semtech Corp. 144A 0.000%, 10/15/30(1)	13,120	14,642
Synaptics, Inc. 0.750%, 12/1/31	5,975	6,172
Ultra Clean Holdings, Inc. 144A 0.000%, 3/15/31(1)	11,095	11,739
		88,391

Software—3.4%
Akamai Technologies, Inc.
0.375%, 9/1/27	26,520	30,724
144A 0.250%, 5/15/33(1)	5,105	7,071
BILL Holdings, Inc. 0.000%, 4/1/30	11,660	10,354
Cloudflare, Inc. 0.000%, 8/15/26	24,215	28,345
Confluent, Inc. 0.000%, 1/15/27(2)	8,720	8,698
CoreWeave, Inc. 144A 1.750%, 12/1/31(1)	8,405	8,414
Datadog, Inc. 0.000%, 12/1/29(2)	20,735	20,040
Nebius Group N.V. 144A 1.250%, 3/15/31(1)	11,725	11,264
Snowflake, Inc. 0.000%, 10/1/29	6,735	8,241
Strategy, Inc. 0.000%, 12/1/29	22,780	18,896
		152,047

Telecommunications—0.7%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	14,515	15,313
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	5,860	14,592
		29,905

Total Convertible Bonds and Notes (Identified Cost $1,173,554)		1,241,938

Corporate Bonds and Notes—31.1%
Aerospace & Defense—1.4%
Bombardier, Inc.
144A 7.500%, 2/1/29(1)	21,615	22,443
144A 7.000%, 6/1/32(1)	6,530	6,777
144A 6.750%, 6/15/33(1)	1,875	1,937
	Par Value	Value

Aerospace & Defense—continued
TransDigm, Inc.
144A 6.750%, 1/31/34(1)	$12,965	$13,135
144A 6.125%, 7/31/34(1)	17,865	17,571
		61,863

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The) 6.625%, 7/15/30	11,290	11,040
Auto Manufacturers—0.2%
Ford Motor Co. 7.450%, 7/16/31	9,690	10,457
Automobile Components—1.1%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)	9,765	9,873
American Axle & Manufacturing, Inc. 144A 7.750%, 10/15/33(1)	13,600	13,240
Clarios Global LP
144A 6.750%, 5/15/28(1)	4,250	4,291
144A 6.750%, 9/15/32(1)	14,625	14,742
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	2,415	2,160
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	5,295	5,276
		49,582

Biotechnology—0.3%
GENMAB A/S
144A 6.250%, 12/15/32(1)	7,195	7,377
144A 7.250%, 12/15/33(1)	5,040	5,275
		12,652

Building Materials—1.0%
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	10,405	9,580
144A 6.375%, 6/15/32(1)	7,065	7,055
Quikrete Holdings, Inc.
144A 6.375%, 3/1/32(1)	18,335	18,592
144A 6.750%, 3/1/33(1)	10,710	10,877
		46,104

Chemicals—0.7%
Celanese U.S. Holdings LLC 6.750%, 4/15/33	15,085	15,477
Chemours Co. (The)
144A 8.000%, 1/15/33(1)	930	935
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Chemicals—continued
144A 7.875%, 3/15/34(1)	$12,795	$12,791
		29,203

Commercial Services—1.7%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	5,865	5,603
Avis Budget Car Rental LLC
144A 8.000%, 2/15/31(1)	10,490	10,368
144A 8.375%, 6/15/32(1)	3,710	3,690
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	5,576
EquipmentShare.com, Inc. 144A 8.000%, 3/15/33(1)	10,585	10,929
Herc Holdings, Inc.
144A 7.000%, 6/15/30(1)	3,665	3,758
144A 7.250%, 6/15/33(1)	10,230	10,483
144A 6.000%, 3/15/34(1)	2,370	2,291
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	4,145	1,751
Monitronics International Escrow 9.125%, 4/1/49(3)	6,450	—
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	9,860	9,696
United Rentals North America, Inc. 5.250%, 1/15/30	13,650	13,573
		77,718

Computers—0.6%
CACI International, Inc. 144A 6.375%, 6/15/33(1)	6,790	6,912
McAfee Corp. 144A 7.375%, 2/15/30(1)	14,095	11,645
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(1)	7,245	7,596
		26,153

Containers & Packaging—0.6%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/30(1)	15,595	15,595
	Par Value	Value

Containers & Packaging—continued
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)	$11,155	$10,682
		26,277

Diversified REITs—0.8%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	9,595	9,779
144A 6.250%, 1/15/33(1)	24,340	24,262
		34,041

Electric Utilities—1.1%
NRG Energy, Inc.
144A 5.750%, 1/15/34(1)	8,090	7,980
144A 6.000%, 1/15/36(1)	20,395	20,210
Talen Energy Supply LLC
144A 6.250%, 2/1/34(1)	7,740	7,654
144A 6.500%, 2/1/36(1)	15,505	15,612
		51,456

Electronic Equipment, Instruments & Components—0.4%
WESCO Distribution, Inc.
144A 6.375%, 3/15/33(1)	7,525	7,666
144A 5.500%, 4/15/34(1)	9,715	9,568
		17,234

Energy-Alternate Sources—0.0%
Sunnova Energy International, Inc. 2.625%, 2/15/28(3)	17,395	41
Entertainment—1.3%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)	23,335	21,468
Churchill Downs, Inc. 144A 5.750%, 4/1/30(1)	10,035	9,924
Light & Wonder International, Inc.
144A 7.500%, 9/1/31(1)	8,275	8,493
144A 6.250%, 10/1/33(1)	6,395	6,265
Paramount Global 6.875%, 4/30/36	1,100	965
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	6,825	6,519
	Par Value	Value

Entertainment—continued
Starz Capital Holdings 1, Inc. 144A 6.000%, 4/15/30(1)	$7,195	$6,601
		60,235

Environmental Services—0.2%
GFL Environmental Holdings U.S., Inc. 144A 5.500%, 2/1/34(1)	7,765	7,616
Financial Services—1.9%
Navient Corp. 7.875%, 6/15/32	9,470	8,443
OneMain Finance Corp.
7.125%, 9/15/32	15,695	15,457
6.750%, 9/15/33	11,355	10,888
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	3,860	3,949
144A 6.875%, 2/15/33(1)	13,925	13,322
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	4,815	4,848
Rocket Cos., Inc.
144A 7.125%, 2/1/32(1)	16,365	16,868
144A 6.375%, 8/1/33(1)	12,065	12,195
		85,970

Food & Beverage—1.0%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	14,850	14,877
Post Holdings, Inc.
144A 6.375%, 3/1/33(1)	17,580	17,319
144A 6.250%, 10/15/34(1)	13,275	12,999
		45,195

Healthcare-Services—1.0%
DaVita, Inc. 144A 6.750%, 7/15/33(1)	22,940	23,334
Tenet Healthcare Corp.
6.125%, 10/1/28	4,728	4,739
144A 6.000%, 11/15/33(1)	18,155	18,370
		46,443

Insurance—1.0%
Asurion LLC
144A 8.000%, 12/31/32(1)	6,420	6,660
144A 8.375%, 2/1/34(1)	17,105	16,607
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	20,790	20,860
		44,127

See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Internet—0.7%
Gen Digital, Inc.
144A 7.125%, 9/30/30(1)	$7,815	$7,891
144A 6.250%, 4/1/33(1)	10,895	10,591
Snap, Inc. 144A 6.875%, 3/1/33(1)	13,430	12,681
		31,163

Iron & Steel—0.8%
Cleveland-Cliffs, Inc.
144A 7.000%, 3/15/32(1)	18,085	17,498
144A 7.625%, 1/15/34(1)	5,125	5,007
Commercial Metals Co.
144A 5.750%, 11/15/33(1)	4,075	4,032
144A 6.000%, 12/15/35(1)	8,080	7,966
		34,503

Leisure Time—0.9%
Carnival Corp.
144A 5.750%, 8/1/32(1)	14,350	14,345
144A 6.125%, 2/15/33(1)	7,570	7,646
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	18,330	18,191
		40,182

Lodging—0.5%
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	3,300	3,134
MGM Resorts International 4.750%, 10/15/28	7,595	7,453
Station Casinos LLC 144A 6.625%, 3/15/32(1)	10,850	10,892
		21,479

Media—2.9%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	11,735	11,771
144A 7.375%, 3/1/31(1)	5,750	5,853
144A 7.000%, 2/1/33(1)	10,155	10,183
144A 7.375%, 2/1/36(1)	9,755	9,714
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	14,490	7,975
144A 5.750%, 1/15/30(1)	3,000	1,139
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	18,515	18,474
Gray Media, Inc.
144A 5.375%, 11/15/31(1)	14,095	10,454
144A 9.625%, 7/15/32(1)	6,605	6,605
	Par Value	Value

Media—continued
Nexstar Media, Inc.
144A 6.500%, 9/15/33(1)	$6,855	$6,907
144A 7.250%, 4/15/34(1)	9,750	9,779
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	10,495	7,693
Sirius XM Radio LLC 144A 5.875%, 4/15/32(1)	19,090	18,963
Versant Media Group, Inc. 144A 7.250%, 1/30/31(1)	6,740	6,898
		132,408

Mining—0.3%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	8,340	8,683
Fortescue Treasury Pty Ltd. 144A 4.375%, 4/1/31(1)	2,312	2,185
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	4,675	4,672
		15,540

Miscellaneous Manufacturing—0.3%
Axon Enterprise, Inc.
144A 6.125%, 3/15/30(1)	6,070	6,170
144A 6.250%, 3/15/33(1)	7,270	7,421
		13,591

Oil, Gas & Consumable Fuels—2.0%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	11,480	11,855
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	4,810	4,942
Cobalt International Energy, Inc. 7.750%, 12/1/24(3)(4)	9,216	— (5)
Mesquite Energy, Inc. 0.000%, 1/15/24(3)	6,240	1
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	5,695	5,922
Occidental Petroleum Corp. 8.875%, 7/15/30	6,600	7,513
SM Energy Co.
144A 8.750%, 7/1/31(1)	6,745	7,050
144A 7.000%, 8/1/32(1)	6,935	7,081
144A 6.625%, 4/15/34(1)	5,775	5,759
Sunoco LP
144A 6.250%, 7/1/33(1)	13,245	13,303
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
144A 5.625%, 7/15/34(1)	$4,575	$4,505
Transocean International Ltd. 144A 8.500%, 5/15/31(1)	13,355	14,007
USA Compression Partners LP 144A 7.125%, 3/15/29(1)	6,325	6,471
		88,409

Pharmaceuticals—0.3%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	12,710	12,589
Pipelines—0.8%
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	8,265	8,517
Venture Global LNG, Inc.
144A 8.125%, 6/1/28(1)	9,190	9,399
144A 7.000%, 1/15/30(1)	16,340	16,684
		34,600

Real Estate—0.1%
Anywhere Real Estate Group LLC 144A 7.000%, 4/15/30(1)	6,300	6,309
Retail—1.2%
Advance Auto Parts, Inc.
144A 7.000%, 8/1/30(1)	4,735	4,797
144A 7.375%, 8/1/33(1)	11,920	12,072
Bath & Body Works, Inc.
6.875%, 11/1/35	2,255	2,218
144A 6.625%, 10/1/30(1)	9,455	9,544
Mariposa Borrower, Inc. Escrow 8.000%, 10/15/23(3)(4)	6,810	—
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	18,605	18,906
Yum! Brands, Inc. 4.625%, 1/31/32	5,310	5,071
		52,608

Software—1.4%
Cloud Software Group, Inc.
144A 6.500%, 3/31/29(1)	20,995	20,482
144A 6.625%, 8/15/33(1)	12,785	11,367
OAK-Eagle Acquireco, Inc.
144A 7.250%, 7/1/33(1)	3,820	3,958
144A 8.750%, 7/1/34(1)	11,925	12,484
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Software—continued
UKG, Inc. 144A 6.875%, 2/1/31(1)	$12,730	$12,441
		60,732

Telecommunications—1.6%
APLD ComputeCo 2 LLC 144A 6.750%, 3/15/31(1)	2,750	2,730
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	3,920	4,022
Level 3 Financing, Inc. 144A 8.500%, 1/15/36(1)	16,540	17,258
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(1)	6,935	6,855
Vmed O2 UK Financing I plc 144A 7.750%, 4/15/32(1)	22,110	21,194
WULF Compute LLC 144A 7.750%, 10/15/30(1)	17,375	18,360
		70,419

Transportation—0.8%
FTAI Aviation Investors LLC
144A 7.000%, 6/15/32(1)	18,530	18,996
144A 5.875%, 4/15/33(1)	10,680	10,449
XPO, Inc.
144A 7.125%, 6/1/31(1)	5,950	6,129
144A 7.125%, 2/1/32(1)	2,015	2,078
		37,652

Total Corporate Bonds and Notes (Identified Cost $1,467,299)		1,395,591

	Shares
Convertible Preferred Stocks—4.4%
Aerospace & Defense—0.8%
Boeing Co. (The), 6.000%	445,350	28,894
VSE Corp., 5.750%	173,625	8,734
		37,628

Banks—0.9%
Wells Fargo & Co. Series L, 7.500%	36,555	42,221
Chemicals—0.3%
Albemarle Corp., 7.250%	183,930	13,215
Electric Utilities—1.0%
NextEra Energy, Inc., 7.299%	132,765	7,432
PG&E Corp. Series A, 6.000%	499,615	21,479
	Shares	Value

Electric Utilities—continued
Southern Co. (The) Series A, 7.125%	300,625	$15,452
		44,363

Healthcare Providers & Services—0.4%
BrightSpring Health Services, Inc., 6.750%	112,770	16,018
Semiconductors & Semiconductor Equipment—0.3%
Microchip Technology, Inc., 7.500%	265,755	15,140
Software—0.5%
Oracle Corp. Series D, 6.500%	501,825	22,587
Trading Companies & Distributors—0.2%
QXO, Inc., 5.500%	168,560	9,269
Total Convertible Preferred Stocks (Identified Cost $205,217)		200,441

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(3)(6)(7)	9,389	—
Total Preferred Stock (Identified Cost $921)		—

Common Stocks—30.7%
Aerospace & Defense—0.5%
L3Harris Technologies, Inc.	23,025	7,947
RTX Corp.(8)	83,525	16,112
		24,059

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc.(8)	70,705	11,742
Automobiles—0.4%
Tesla, Inc.(6)(8)	50,613	18,815
Banks—1.2%
CCF Holdings LLC(3)(6)	7,416,755	371
CCF Holdings LLC Class M(3)(6)	1,759,917	88
Citigroup, Inc.	110,895	12,577
JPMorgan Chase & Co.	59,065	17,375
PNC Financial Services Group, Inc. (The)	53,075	11,044
Wells Fargo & Co.	176,880	14,081
		55,536

Beverages—0.4%
Coca-Cola Co. (The)	255,080	19,399
	Shares	Value

Biotechnology—0.8%
AbbVie, Inc.	18,097	$3,936
Clovis Liquidation Trust Units(3)(6)	4,474,067	25
Gilead Sciences, Inc.(8)	174,020	24,253
Regeneron Pharmaceuticals, Inc.	6,760	5,223
		33,437

Broadline Retail—1.3%
Amazon.com, Inc.(6)(8)	278,680	58,041
Capital Markets—1.0%
Charles Schwab Corp. (The)	171,965	16,162
Intercontinental Exchange, Inc.	65,420	10,289
Moody’s Corp.	24,145	10,533
Morgan Stanley	54,845	9,026
		46,010

Chemicals—0.4%
Dow, Inc.(8)	219,675	9,149
Linde plc	15,765	7,816
		16,965

Commercial Services & Supplies—0.3%
Waste Management, Inc.	57,535	13,221
Communications Equipment—0.5%
Arista Networks, Inc.(6)(8)	56,405	6,925
Motorola Solutions, Inc.	30,895	13,408
		20,333

Consumer Finance—0.0%
Erickson, Inc.(3)(6)	10,866	—
Consumer Staples Distribution & Retail—1.0%
Costco Wholesale Corp.(8)	22,340	22,260
Walmart, Inc.(8)	187,985	23,363
		45,623

Electrical Equipment—0.6%
GE Vernova, Inc.(8)	17,885	15,612
Generac Holdings, Inc.(6)	11,080	2,164
Plug Power, Inc.(6)	437,288	988
Rockwell Automation, Inc.(8)	27,925	10,022
		28,786

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. Class A	56,635	7,156
Coherent Corp.(6)(8)	41,155	9,803
		16,959

Entertainment—0.4%
LiveStyle, Inc. (3)(6)(7)	202,319	—
Netflix, Inc.(6)	103,285	9,931
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Entertainment—continued
Take-Two Interactive Software, Inc.(6)	31,898	$6,300
		16,231

Financial Services—0.9%
Berkshire Hathaway, Inc. Class B(6)(8)	31,530	15,109
Mastercard, Inc. Class A(8)	51,265	25,615
		40,724

Ground Transportation—0.2%
Old Dominion Freight Line, Inc.	40,150	7,845
Health Care REITs—0.2%
Ventas, Inc.	93,220	7,624
Healthcare Equipment & Supplies—0.1%
Insulet Corp.(6)	28,606	6,003
Healthcare Providers & Services—0.7%
Cardinal Health, Inc.	71,455	15,099
McKesson Corp.	8,480	7,338
UnitedHealth Group, Inc.	28,900	7,820
		30,257

Hotels, Restaurants & Leisure—0.2%
Carnival Corp.	343,710	8,895
Industrial Conglomerates—0.2%
General Electric Co.	28,645	8,129
Insurance—0.2%
Chubb Ltd.	29,940	9,758
Interactive Media & Services—2.5%
Alphabet, Inc. Class A(8)	272,190	78,271
Alphabet, Inc. Class C(8)	26,410	7,576
Meta Platforms, Inc. Class A	43,158	24,692
		110,539

IT Services—0.2%
EPAM Systems, Inc.(6)	20,020	2,711
GTT Communications, Inc.(6)	8,647	171
International Business Machines Corp.	19,825	4,805
		7,687

Life Sciences Tools & Services—0.0%
Avantor, Inc.(6)	172,528	1,353
Machinery—1.2%
Caterpillar, Inc.(8)	40,035	28,363
Cummins, Inc.	24,740	13,311
Parker-Hannifin Corp.(8)	15,295	13,693
		55,367

	Shares	Value

Media—0.0%
Postmedia Network Canada Corp.(3)(6)	1,018,823	$669
Oil, Gas & Consumable Fuels—1.1%
Devon Energy Corp.	349,775	17,601
Exxon Mobil Corp.	132,740	22,520
Valero Energy Corp.(8)	34,515	8,528
		48,649

Pharmaceuticals—1.9%
Eli Lilly & Co.(8)	15,625	14,371
Johnson & Johnson	189,395	46,296
Merck & Co., Inc.(8)	194,539	23,401
		84,068

Professional Services—0.0%
Clarivate plc(6)	540,468	1,367
Semiconductors & Semiconductor Equipment—5.4%
Advanced Micro Devices, Inc.(6)(8)	37,890	7,708
Analog Devices, Inc.(8)	55,510	17,660
Applied Materials, Inc.(8)	72,865	24,904
Broadcom, Inc.(8)	145,995	45,187
Micron Technology, Inc.(8)	38,685	13,069
NVIDIA Corp.(8)	767,607	133,871
		242,399

Software—2.2%
Cadence Design Systems, Inc.(6)	17,425	4,842
Crowdstrike Holdings, Inc. Class A(6)	10,775	4,206
Intuit, Inc.	11,430	4,942
Microsoft Corp.	167,556	62,024
Oracle Corp.(8)	57,045	8,392
Palantir Technologies, Inc. Class A(6)(8)	60,745	8,886
ServiceNow, Inc.(6)	43,900	4,590
Workday, Inc. Class A(6)	4,974	646
		98,528

Specialized REITs—0.3%
Equinix, Inc.	15,155	14,856
Specialty Retail—0.8%
Home Depot, Inc. (The)	30,380	9,992
Ross Stores, Inc.	110,600	23,959
Wayfair, Inc. Class A(6)	13,998	1,053
		35,004

Technology Hardware, Storage & Peripherals—2.6%
Apple, Inc.(8)	393,025	99,746
Sandisk Corp.(6)(8)	13,720	8,717
Western Digital Corp.(8)	31,555	8,535
		116,998

	Shares	Value

Textiles, Apparel & Luxury Goods—0.3%
NIKE, Inc. Class B	92,445	$4,883
Ralph Lauren Corp. Class A(8)	30,075	10,345
		15,228

Total Common Stocks (Identified Cost $1,411,873)		1,377,104

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/27(3)(6)	2,911,361	—
IT Services—0.0%
GTT Communications, Inc., 12/30/27(3)(6)	27,745	— (5)
Total Warrants (Identified Cost $—)(5)		— (5)

Total Long-Term Investments—93.9% (Identified Cost $4,258,864)		4,215,074

Short-Term Investment—2.7%
Money Market Mutual Fund—2.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%)(9)	120,158,219	120,158
Total Short-Term Investment (Identified Cost $120,158)		120,158

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—96.6% (Identified Cost $4,379,022)		4,335,232

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $768)	(403)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—96.6% (Identified Cost $4,378,254)	$4,334,829
Other assets and liabilities, net—3.4%	152,918
NET ASSETS—100.0%	$4,487,747

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)

Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
March 31, 2026, these securities amounted to a
value of $1,923,900 or 42.9% of net assets.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received.
(5)	Amount is less than $500 (not in thousands).
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $404,194.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Canada	2
Bermuda	1
Cayman Islands	1
Panama	1
United Kingdom	1
Total	100%
† % of total investments, net of written options, as of March 31, 2026.

Open written options contracts as of March 31, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Advanced Micro Devices, Inc.	(189)	$(5,103)	$270.00	04/17/26	$(2)
Alphabet, Inc.	(1,361)	(44,913)	330.00	04/17/26	(22)
Alphabet, Inc.	(192)	(6,240)	325.00	04/17/26	(4)
Amazon.com, Inc.	(1,481)	(34,803)	235.00	04/17/26	(28)
Analog Devices, Inc.	(278)	(10,008)	360.00	04/17/26	(15)
Apple, Inc.	(1,965)	(55,020)	280.00	04/17/26	(33)
Applied Materials, Inc.	(327)	(14,061)	430.00	04/17/26	(11)
Arista Networks, Inc.	(282)	(4,512)	160.00	04/17/26	(2)
Berkshire Hathaway, Inc.	(79)	(4,029)	510.00	04/17/26	(4)
Broadcom, Inc.	(730)	(28,470)	390.00	04/17/26	(10)
Caterpillar, Inc.	(200)	(16,200)	810.00	04/17/26	(30)
CH Robinson Worldwide, Inc.	(354)	(6,903)	195.00	04/17/26	(8)
Coherent Corp.	(206)	(7,622)	370.00	04/17/26	(2)
Costco Wholesale Corp.	(112)	(11,928)	1,065.00	04/17/26	(19)
Dow, Inc.	(1,098)	(5,216)	47.50	04/17/26	(25)
Eli Lilly & Co.	(78)	(8,268)	1,060.00	04/17/26	(10)
GE Vernova, Inc.	(45)	(4,500)	1,000.00	04/17/26	(20)
Gilead Sciences, Inc.	(870)	(13,485)	155.00	04/17/26	(13)
Mastercard, Inc.	(256)	(14,080)	550.00	04/17/26	(12)
Merck & Co., Inc.	(973)	(12,649)	130.00	04/17/26	(29)
Micron Technology, Inc.	(193)	(11,580)	600.00	04/17/26	(— ) (3)
NVIDIA Corp.	(3,838)	(82,517)	215.00	04/17/26	(15)
Oracle Corp.	(325)	(6,013)	185.00	04/17/26	(6)
Palantir Technologies, Inc.	(304)	(5,624)	185.00	04/17/26	(4)
Parker-Hannifin Corp.	(76)	(7,676)	1,010.00	04/17/26	(11)
Ralph Lauren Corp.	(75)	(2,925)	390.00	04/17/26	(4)
Rockwell Automation, Inc.	(140)	(5,740)	410.00	04/17/26	(8)
RTX Corp.	(402)	(8,844)	220.00	04/17/26	(9)
Sandisk Corp.	(69)	(6,900)	1,000.00	04/17/26	(3)
Tesla, Inc.	(253)	(11,511)	455.00	04/17/26	(7)
Valero Energy Corp.	(86)	(2,580)	300.00	04/17/26	(7)
Walmart, Inc.	(940)	(12,690)	135.00	04/17/26	(21)
Western Digital Corp.	(158)	(5,925)	375.00	04/17/26	(9)
Total Written Options					$(403)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,241,938	$—	$1,241,938	$—
Corporate Bonds and Notes	1,395,591	—	1,395,549	42 (1)
Equity Securities:
Convertible Preferred Stocks	200,441	200,441	—	—
Preferred Stock	—	—	—	— (1)
Common Stocks	1,377,104	1,375,780	171	1,153 (1)
Warrants	—	—	—	— (1)
Money Market Mutual Fund	120,158	120,158	—	—
Total Assets	4,335,232	1,696,379	2,637,658	1,195
Liabilities:
Other Financial Instruments:
Written Options	(403)	(382)	(21)	—
Total Investments, Net of Written Options	$4,334,829	$1,695,997	$2,637,637	$1,195

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2026:
Investments in Securities – Assets	Ending Balance at March 31, 2026	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stocks:
CCF Holdings LLC	$371	OPM and Last Transaction	Volatility	41.79% (38.90% - 45.10%)	Increase

CCF Holdings LLC Class M	$88	OPM and Last Transaction	Volatility	41.79% (38.90% - 45.10%)	Increase

Postmedia Network Canada Corp.	$669	Market and Company Comparables	EV Multiples	1.74x (0.70x - 4.44x)	Increase
				11.49x (3.73x - 24.01x)
			Illiquid Discount	10.00%	Decrease

Warrants:
CCF Holdings LLC	$0	Black-Scholes Model	Volatility	41.79% (38.90% - 45.10%)	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.